Subsequent Events - Additional Information (Details)						6 Months Ended	12 Months Ended
	Sep. 05, 2025 USD ($)	Jul. 25, 2025 USD ($) $ / shares shares	Jul. 15, 2025	May 31, 2025 USD ($)	Apr. 30, 2025 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2025 shares	Jun. 30, 2024 shares	Mar. 31, 2024 shares	Dec. 31, 2022 shares
Subsequent Event [Line Items]
Proceeds from short-term debt | $						$ 15,000,000	$ 7,500,000
Common stock, par value | $ / shares						$ 0.00005	$ 0.00005
Common stock, shares issued | shares						462,684,023	462,105,898
Common Stock [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares						$ 0.00005	$ 0.00005	$ 0.00005
Common stock, shares issued | shares						462,684,023	462,684,023	462,105,898
Common stock, shares outstanding | shares						462,684,023	462,105,898	321,469,306	462,684,023	321,469,306	321,469,306	318,469,306
Term Loan [Member]
Subsequent Event [Line Items]
Proceeds from short-term debt | $				$ 7,500,000	$ 7,500,000
IKENA ONCOLOGY INC
Subsequent Event [Line Items]
Common stock, par value | $ / shares						$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued | shares						4,021,458	4,021,458	4,021,458
Proceeds from issuance of common stock | $								$ 37,421,000
IKENA ONCOLOGY INC | Common Stock [Member]
Subsequent Event [Line Items]
Common stock, shares outstanding | shares						4,021,458	4,021,458	4,021,458	4,021,458	4,021,458	4,021,458	3,021,409
Subsequent Event
Subsequent Event [Line Items]
Prepayment of merger service | $		$ 1,250,000
Amount payable on initial term extended services | $		1,250,000
Amount of annual FTE rate | $		$ 200,000
Subsequent Event | Investor [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares		$ 29.9
Common stock, shares subscribed but unissued | shares		2,508,337
Proceeds from issuance of common stock | $		$ 75,000,000
Subsequent Event | Common Stock [Member]
Subsequent Event [Line Items]
Stock issued during period, shares, conversion of units | shares		0.003051
Common stock, par value | $ / shares		$ 0.001
Common stock, shares issued | shares		4,601,375
Common stock, shares outstanding | shares		11,181,676
Subsequent Event | Term Loan [Member]
Subsequent Event [Line Items]
Proceeds from short-term debt | $	$ 22,500,000			$ 7,500,000	$ 7,500,000
Subsequent Event | Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument, face amount | $		$ 8,900,000
Debt instrument, interest rate, stated percentage		4.61%
Percentage of prepay outstanding balance for promissory note		50.00%
Subsequent Event | IKENA ONCOLOGY INC
Subsequent Event [Line Items]
Reverse stock split		1-for-12 reverse stock split	one new share of Company common stock for every 12 shares of outstanding Company common stock
Reverse stock split ratio			0.0833